Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 13 — INCOME TAXES

The provision for income taxes consisted of the following:

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Current tax	189,469	67,418	159,310
Deferred income tax expenses	(15,646)	(14,663)	(14,663)
Income tax expenses	173,823	52,755	144,647

Pursuant to the current rules and regulations, the BVI currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the BVI.

K-Mark Technology is subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HKD 2 million and 16.5% for any assessable profits in excess of HKD 2 million (equivalent to US$255,630).

	Year ended March 31,
	2026	2025	2024
	US$	US$	US$
Income before tax expenses	345,230	540,712	1,073,176
Tax expenses at applicable rates in Hong Kong profits at tax rate of 16.5%	56,963	89,217	177,074

Tax reduction related to two-tiered profits tax regime	(21,158)	(21,219)	(21,089)
Tax incentives	(385)	(193)	(383)
Tax effect of non-taxable income	(15,487)	(15,050)	(10,955)
Tax effect of utilization of tax losses previously not recognised	74,401	-	-
Under provision in prior financial years	79,489	-	-
Income tax expense	173,823	52,755	144,647